Note 22 - Segmented Information (Details) $ in Thousands	7 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 22 - Segmented Information (Details) [Line Items]
Number of Operating Segments	3
Americas [Member]
Note 22 - Segmented Information (Details) [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 4,215	$ 2,785
EMEA Segment [Member]
Note 22 - Segmented Information (Details) [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 2,023	$ 2,325